SEGMENT INFORMATION (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

For the Three Months Ended March 31, 2026
Formation and operating costs	$(60,065)

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

For the Period from August 1, 2025 (inception) through December 31, 2025
Formation and operating costs	$(43,751)